Schedule of investments
Delaware Global Listed Real Assets Fund	July 31, 2021 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 9.30%
Basic Industry — 1.26%
Chemours 7.00% 5/15/25	170,000	$ 176,153
First Quantum Minerals 144A 6.875% 3/1/26 #	200,000	209,360
Freeport-McMoRan 5.45% 3/15/43	235,000	302,403
New Gold 144A 6.375% 5/15/25 #	54,000	55,687
Novelis
144A 3.875% 8/15/31 #	255,000	258,198
144A 4.75% 1/30/30 #	140,000	149,262
144A 5.875% 9/30/26 #	55,000	57,144

Univar Solutions USA 144A 5.125% 12/1/27 #	265,000	277,885
		1,486,092
Capital Goods — 0.55%
Clean Harbors 144A 5.125% 7/15/29 #	195,000	212,764
Covanta Holding 6.00% 1/1/27	75,000	78,052
GFL Environmental 144A 5.125% 12/15/26 #	160,000	168,476
Sealed Air 144A 4.00% 12/1/27 #	175,000	187,031
		646,323
Communications — 2.53%
CCO Holdings 144A 5.375% 6/1/29 #	250,000	272,769
Clear Channel Outdoor Holdings
144A 7.50% 6/1/29 #	40,000	41,574
144A 7.75% 4/15/28 #	40,000	41,767

CSC Holdings 144A 3.375% 2/15/31 #	200,000	190,265
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	43,000	45,422
Gray Television 144A 7.00% 5/15/27 #	165,000	176,828
LCPR Senior Secured Financing DAC 144A 6.75% 10/15/27 #	216,000	231,075
Level 3 Financing 144A 4.25% 7/1/28 #	190,000	193,681
Lumen Technologies
144A 4.00% 2/15/27 #	90,000	92,588
144A 5.125% 12/15/26 #	120,000	124,868

Nexstar Media 144A 5.625% 7/15/27 #	213,000	225,459
Outfront Media Capital 144A 4.625% 3/15/30 #	245,000	247,102
Sirius XM Radio 144A 5.50% 7/1/29 #	215,000	235,762
Sprint Capital 8.75% 3/15/32	65,000	100,271
T-Mobile USA
3.375% 4/15/29	60,000	62,557
4.75% 2/1/28	105,000	111,752

Virgin Media Secured Finance 144A 5.50% 5/15/29 #	200,000	213,926
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	200,000	198,516
Zayo Group Holdings 144A 4.00% 3/1/27 #	175,000	174,344
		2,980,526
NQ-095 [7/21] 9/21 (1845760)    1

Schedule of investments
Delaware Global Listed Real Assets Fund (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical — 0.86%
Carnival
144A 5.75% 3/1/27 #	150,000	$ 152,625
144A 7.625% 3/1/26 #	35,000	37,013

Hilton Domestic Operating 4.875% 1/15/30	200,000	214,817
Lennar 5.00% 6/15/27	95,000	111,140
MGM Growth Properties Operating Partnership 5.75% 2/1/27	216,000	241,718
Murphy Oil USA 144A 3.75% 2/15/31 #	100,000	99,885
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	150,000	153,153
		1,010,351
Consumer Non-Cyclical — 0.70%
HCA
3.50% 9/1/30	10,000	10,866
5.375% 2/1/25	70,000	79,425
5.875% 2/1/29	210,000	257,250

JBS USA LUX 144A 5.50% 1/15/30 #	160,000	178,811
Pilgrim's Pride 144A 5.875% 9/30/27 #	77,000	82,491
Tenet Healthcare
144A 4.25% 6/1/29 #	60,000	61,275
6.875% 11/15/31	135,000	154,959
		825,077
Energy — 1.96%
Apache 4.875% 11/15/27	150,000	161,423
CNX Resources
144A 6.00% 1/15/29 #	65,000	69,006
144A 7.25% 3/14/27 #	100,000	106,812
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	82,000	83,940
144A 6.00% 2/1/29 #	209,000	217,647

DCP Midstream Operating 5.125% 5/15/29	210,000	234,412
Genesis Energy 6.50% 10/1/25	170,000	169,303
Marathon Oil 4.40% 7/15/27	75,000	85,614
Murphy Oil
5.875% 12/1/27	195,000	202,485
6.375% 7/15/28	105,000	111,155
NuStar Logistics
6.00% 6/1/26	90,000	97,317
6.375% 10/1/30	80,000	88,970
Occidental Petroleum
3.00% 2/15/27	70,000	69,650
6.625% 9/1/30	40,000	48,860

2    NQ-095 [7/21] 9/21 (1845760)

(Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)

Southwestern Energy 7.75% 10/1/27	225,000	$ 241,616
Targa Resources Partners
144A 4.875% 2/1/31 #	195,000	211,120
5.375% 2/1/27	105,000	109,144
		2,308,474
Real Estate Operating Companies/Developer — 0.08%
HAT Holdings I 144A 3.75% 9/15/30 #	100,000	99,920
		99,920
REIT Hotel — 0.20%
XHR 144A 4.875% 6/1/29 #	235,000	240,842
		240,842
Transportation — 0.61%
Air Canada 144A 3.875% 8/15/26 #	255,000	255,931
Delta Air Lines
144A 7.00% 5/1/25 #	82,000	96,507
7.375% 1/15/26	67,000	78,914

United Airlines Holdings 4.875% 1/15/25	280,000	287,393
		718,745
Utilities — 0.55%
Calpine 144A 5.00% 2/1/31 #	35,000	35,472
NRG Energy 144A 3.625% 2/15/31 #	95,000	95,848
PG&E 5.25% 7/1/30	160,000	156,400
TerraForm Power Operating 144A 4.75% 1/15/30 #	130,000	137,150
Vistra Operations
144A 5.00% 7/31/27 #	70,000	72,449
144A 5.50% 9/1/26 #	70,000	72,188
144A 5.625% 2/15/27 #	75,000	77,906
		647,413
Total Corporate Bonds (cost $10,534,318)		10,963,763

Non-Agency Commercial Mortgage-Backed Securities — 2.09%
Cantor Commercial Real Estate Lending Series 2019-CF1 B 4.178% 5/15/52 •	200,000	227,318
Citigroup Commercial Mortgage Trust Series 2019-C7 A4 3.102% 12/15/72	600,000	660,599
GS Mortgage Securities Trust Series 2017-GS6 B 3.869% 5/10/50	730,000	804,578
NQ-095 [7/21] 9/21 (1845760)    3

Schedule of investments
Delaware Global Listed Real Assets Fund (Unaudited)
		Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust Series 2016-BNK2 B 3.485% 11/15/49		740,000	$ 776,470
Total Non-Agency Commercial Mortgage-Backed Securities (cost $2,382,438)			2,468,965

Loan Agreements — 2.64%
Calpine
2.10% (LIBOR01M + 2.00%) 4/5/26 •		321,441	316,399
2.60% (LIBOR01M + 2.50%) 12/16/27 •		82,593	81,870

Calpine Construction Finance Tranche B 2.104% (LIBOR01M + 2.00%) 1/15/25 •		124,911	123,209
CenturyLink Tranche B 2.342% (LIBOR01M + 2.25%) 3/15/27 •		443,250	436,632
Charter Communications Operating Tranche B2 1.86% (LIBOR01M + 1.75%) 2/1/27 •		260,153	257,425
CSC Holdings 2.343% (LIBOR01M + 2.25%) 7/17/25 •		249,783	246,348
Hamilton Projects Acquiror 5.75% (LIBOR03M + 4.75%) 6/17/27 •		297,000	293,721
HCA Tranche B 1.842% (LIBOR01M + 1.75%) 6/23/28		475,000	478,138
Lamar Media Tranche B 1.60% (LIBOR01M + 1.50%) 2/5/27 •		169,139	166,179
Pilot Travel Centers Tranche B TBD 7/29/28 X		175,000	174,235
Sinclair Television Group Tranche B-3 3.10% (LIBOR01M + 3.00%) 4/1/28 •		100,000	99,344
Tecta America 1st Lien 5.00% (LIBOR01M + 4.25%) 4/10/28 •		270,000	269,831
Vistra Operations 1.839% - 1.842% (LIBOR01M + 1.75%) 12/31/25 •		167,206	165,252
Total Loan Agreements (cost $3,127,863)			3,108,583

Sovereign Bonds — 13.66%Δ
Australia — 0.44%
Australia Government Bonds
0.75% 11/21/27	AUD	559,965	493,201
2.50% 9/20/30	AUD	19,859	23,805
			517,006
Canada — 0.72%
Canadian Government Real Return Bonds
4.00% 12/1/31	CAD	470,606	559,944
4.25% 12/1/26	CAD	280,954	292,201
			852,145
France — 2.02%
French Republic Government Bond OAT
0.10% 3/1/25	EUR	407,130	516,193
0.10% 3/1/28	EUR	833,960	1,117,166
4    NQ-095 [7/21] 9/21 (1845760)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
France (continued)
French Republic Government Bond OAT
144A 1.80% 7/25/40 #	EUR	187,078	$ 372,984
3.15% 7/25/32	EUR	201,958	378,582
			2,384,925
Germany — 0.86%
Deutsche Bundesrepublik Inflation Linked Bond 0.10% 4/15/26	EUR	768,228	1,007,079
			1,007,079
Italy — 1.86%
Italy Buoni Poliennali Del Tesoro
0.10% 5/15/23	EUR	1,330,819	1,623,385
144A 3.10% 9/15/26 #	EUR	388,355	568,949
			2,192,334
Japan — 0.47%
Japanese Government CPI Linked Bond 0.10% 3/10/29	JPY	59,341,488	556,876
			556,876
Spain — 0.75%
Spain Government Inflation Linked Bond 0.15% 11/30/23	EUR	710,863	885,179
			885,179
United Kingdom — 6.54%
United Kingdom Inflation-Linked Gilt
0.125% 3/22/44	GBP	820,686	2,037,442
0.125% 3/22/58	GBP	266,639	893,405
0.125% 3/22/68	GBP	169,267	728,134
0.25% 3/22/52	GBP	431,552	1,306,463
1.125% 11/22/37	GBP	500,075	1,239,773
1.25% 11/22/32	GBP	695,200	1,503,316
			7,708,533
Total Sovereign Bonds (cost $14,765,872)			16,104,077

US Treasury Obligations — 6.70%
US Treasury Inflation Indexed Bonds
0.125% 2/15/51		506,645	583,092
1.375% 2/15/44		471,260	671,626
US Treasury Inflation Indexed Notes
0.125% 10/15/25		3,831,414	4,224,777
0.125% 1/15/31		2,130,267	2,413,451
Total US Treasury Obligations (cost $7,598,025)			7,892,946
NQ-095 [7/21] 9/21 (1845760)    5

Schedule of investments
Delaware Global Listed Real Assets Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock — 58.49%
Communication Services — 0.98%
Vantage Towers	32,897	$ 1,150,039
		1,150,039
Consumer Cyclical — 0.18%
Safestore Holdings	14,471	212,411
		212,411
Consumer Staples — 1.64%
Archer-Daniels-Midland	7,241	432,432
Bunge	10,487	814,106
Darling Ingredients †	4,926	340,239
Sanderson Farms	1,875	350,325
		1,937,102
Energy — 8.32%
Cameco	19,861	353,526
Chevron	6,835	695,871
Denbury †	18,932	1,244,022
Enbridge	29,883	1,177,978
EQT †	36,107	664,008
Equinor ADR	31,201	610,291
Kimbell Royalty Partners	38,690	446,096
Par Pacific Holdings †	7,437	121,818
Schlumberger	35,997	1,037,793
Suncor Energy	40,032	788,062
TC Energy	24,027	1,171,307
Valero Energy	15,766	1,055,849
Vine Energy Class A †	31,368	439,466
		9,806,087
Financials — 0.67%
Peridot Acquisition Class A †	36,953	368,791
Rice Acquisition Class A †	24,705	417,514
		786,305
Industrials — 10.05%
ALEATICA	1,057,424	1,088,964
Arcosa	14,856	813,515
Atlantia †	64,492	1,169,787
Atlas Arteria	247,019	1,141,182
East Japan Railway	16,600	1,105,931
Enav 144A #, †	260,113	1,202,520
Sacyr	475,944	1,157,240
Sunrun †	8,796	465,924
6    NQ-095 [7/21] 9/21 (1845760)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Industrials (continued)
Sydney Airport †	200,786	$ 1,155,359
TPI Composites †	6,406	250,731
Transurban Group	105,165	1,109,258
Vinci	11,250	1,191,089
		11,851,500
Materials — 5.22%
Acadian Timber	21,729	305,836
Air Products and Chemicals	1,983	577,113
Barrick Gold	32,681	711,459
CF Industries Holdings	14,243	672,982
Hudbay Minerals	51,843	371,196
Louisiana-Pacific	4,610	255,578
Newmont	16,390	1,029,620
Nutrien	16,579	984,793
Steel Dynamics	6,312	406,808
Wheaton Precious Metals	18,029	832,038
		6,147,423
Real Estate Operating Companies/Developer — 2.92%
Castellum	12,920	361,852
CK Asset Holdings	53,000	360,596
Grainger	45,876	192,940
Hang Lung Properties	60,000	155,303
Kojamo	11,721	288,989
Mitsubishi Estate	27,500	431,391
Mitsui Fudosan	11,100	259,599
New World Development	24,031	113,925
Nyfosa	19,440	300,800
Sirius Real Estate	68,897	113,860
Sun Hung Kai Properties	25,500	364,787
TAG Immobilien	4,648	154,148
Tokyo Tatemono	9,096	136,848
Wihlborgs Fastigheter	9,090	211,785
		3,446,823
REIT Diversified — 1.80%
Activia Properties	69	313,432
Ascendas Real Estate Investment Trust	48,935	112,611
Charter Hall Group	6,072	72,560
Fastighets Balder Class B †	1,918	132,358
Inmobiliaria Colonial Socimi	4,627	49,344
Mapletree Logistics Trust	161,200	250,984
NQ-095 [7/21] 9/21 (1845760)    7

Schedule of investments
Delaware Global Listed Real Assets Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
REIT Diversified (continued)
NIPPON REIT Investment	69	$ 286,232
Weyerhaeuser	26,692	900,321
		2,117,842
REIT Healthcare — 2.04%
Alexandria Real Estate Equities	3,220	648,315
Assura	154,767	167,996
CareTrust REIT	7,907	190,717
Healthcare Realty Trust	5,093	162,365
Healthpeak Properties	7,348	271,656
Omega Healthcare Investors	8,961	325,105
Sabra Health Care REIT	13,023	242,098
Welltower	4,546	394,865
		2,403,117
REIT Hotel — 0.33%
VICI Properties	12,585	392,526
		392,526
REIT Industrial — 2.82%
Duke Realty	4,805	244,479
GLP J-REIT	62	111,052
Goodman Group	9,585	159,419
Granite Real Estate Investment Trust	4,207	291,280
Industrial & Infrastructure Fund Investment	125	242,285
Mapletree Industrial Trust	111,090	245,972
Prologis	9,408	1,204,600
Rexford Industrial Realty	5,208	320,396
Segro	16,825	284,414
Tritax Big Box REIT	73,221	214,212
		3,318,109
REIT Information Technology — 0.55%
American Tower	300	84,840
Digital Realty Trust	1,887	290,900
Equinix	241	197,719
SBA Communications	226	77,063
		650,522
REIT Mall — 0.76%
Simon Property Group	7,109	899,431
		899,431
8    NQ-095 [7/21] 9/21 (1845760)

(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
REIT Manufactured Housing — 0.57%
Equity LifeStyle Properties	6,157	$ 515,957
Sun Communities	823	161,398
		677,355
REIT Multifamily — 3.20%
Apartment Income REIT	2,522	132,758
Apartment Investment and Management Class A	3,568	24,833
AvalonBay Communities	2,881	656,378
Camden Property Trust	853	127,430
Daiwa Securities Living Investments	204	223,972
Deutsche Wohnen	5,561	347,185
Equity Residential	6,926	582,684
Essex Property Trust	1,805	592,221
Killam Apartment Real Estate Investment Trust	7,013	116,359
UDR	4,160	228,759
Vonovia	11,158	742,888
		3,775,467
REIT Office — 2.04%
Boston Properties	2,687	315,400
Columbia Property Trust	4,224	70,414
Cousins Properties	4,552	180,805
Daiwa Office Investment	25	180,376
Equity Commonwealth	7,097	186,580
Highwoods Properties	6,036	287,857
Hudson Pacific Properties	7,650	208,539
Kilroy Realty	6,386	442,358
Piedmont Office Realty Trust Class A	9,956	189,363
SL Green Realty	4,525	336,932
		2,398,624
REIT Retail — 0.53%
Deutsche EuroShop	2,774	65,837
Japan Metropolitan Fund Invest	286	299,595
Link REIT	27,200	259,933
		625,365
REIT Self-Storage — 0.94%
Extra Space Storage	3,724	648,497
Life Storage	1,924	225,801
Public Storage	732	228,735
		1,103,033
NQ-095 [7/21] 9/21 (1845760)    9

Schedule of investments
Delaware Global Listed Real Assets Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
REIT Shopping Center — 0.51%
Alexander's	480	$ 133,843
Federal Realty Investment Trust	1,030	121,056
Regency Centers	2,024	132,390
SITE Centers	13,785	218,630
		605,919
REIT Single Tenant — 0.44%
Four Corners Property Trust	6,869	197,209
Spirit Realty Capital	6,445	323,668
		520,877
REIT Specialty — 1.14%
Civitas Social Housing	113,646	186,882
Innovative Industrial Properties	1,717	369,138
Invitation Homes	15,436	627,936
Waypoint REIT	80,627	155,822
		1,339,778
Utilities — 10.84%
APA Group	161,664	1,134,394
Atmos Energy	11,636	1,147,193
Hydro One 144A #	46,168	1,139,768
National Grid	87,156	1,114,386
PPL	40,689	1,154,347
Sempra Energy	8,714	1,138,484
Severn Trent	30,643	1,191,141
Snam	198,503	1,200,712
Spark Infrastructure Group	596,250	1,185,808
Terna - Rete Elettrica Nazionale	148,281	1,176,818
United Utilities Group	80,189	1,193,973
		12,777,024
Total Common Stock (cost $57,317,641)		68,942,679
	Principal amount°
Closed-Ended Trust — 0.70%
Sprott Physical Uranium Trust	88,904	823,053
Total Closed-Ended Trust (cost $577,594)		823,053
10    NQ-095 [7/21] 9/21 (1845760)

(Unaudited)
	Number of shares	Value (US $)
Master Limited Partnerships — 1.49%
Black Stone Minerals	65,163	$ 693,986
Enviva Partners	19,598	1,058,292
Total Master Limited Partnerships (cost $1,321,104)		1,752,278

Short-Term Investments — 4.89%
Money Market Mutual Funds — 4.89%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	1,441,423	1,441,423
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	1,441,423	1,441,423
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	1,441,423	1,441,423
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	1,441,423	1,441,423
Total Short-Term Investments (cost $5,765,692)		5,765,692
Total Value of Securities—99.96% (cost $103,390,547)		117,822,036

Receivables and Other Assets Net of Liabilities—0.04%		51,918
Net Assets Applicable to 8,170,551 Shares Outstanding—100.00%		$117,873,954
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2021, the aggregate value of Rule 144A securities was $10,203,965, which represents 8.66% of the Fund's net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at July 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
X	This loan will settle after July 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
NQ-095 [7/21] 9/21 (1845760)    11

Schedule of investments
Delaware Global Listed Real Assets Fund (Unaudited)
The following foreign currency exchange contracts were outstanding at July 31, 2021:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	EUR	(68,224)	USD	80,995	8/2/21	$59	$—
BNYM	GBP	(23,748)	USD	33,014	8/2/21	5	—
CITI	CAD	(30,000)	USD	24,714	9/17/21	668	—
CITI	EUR	(11,000)	USD	13,358	9/17/21	297	—
JPMCB	AUD	(648,318)	USD	495,842	9/17/21	19,955	—
JPMCB	CAD	(1,025,440)	USD	837,870	9/17/21	15,950	—
JPMCB	EUR	(5,388,146)	USD	6,500,078	9/17/21	102,007	—
JPMCB	GBP	(5,283,204)	USD	7,417,497	9/17/21	72,915	—
JPMCB	JPY	(60,571,697)	USD	550,927	9/17/21	—	(1,423)
Total Foreign Currency Exchange Contracts						$211,856	$(1,423)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – Bank of New York Mellon
CITI – Citigroup
CPI – Consumer Price Index
DAC – Designated Activity Company
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
JPMCB – JPMorgan Chase Bank
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
OAT – Obligations Assimilables du Tresor
REIT – Real Estate Investment Trust
TBD – To be determined
Summary of currencies:
AUD – Australian Dollar
CAD – Canadian Dollar
12    NQ-095 [7/21] 9/21 (1845760)

(Unaudited)
Summary of currencies: (continued)
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
USD – US Dollar
NQ-095 [7/21] 9/21 (1845760)    13